SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
Schedule of number of shares and weighted averages of exercise prices

	Year Ended December 31,
	2024		2023
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	3,894	6,324.50	5,259	6,390.00
Exercised	—	—	—	—
Expired and forfeited	(1,275)	6,277.89	(1,365)	6,560.75
Outstanding at end of year	2,619	6,329.96	3,894	6,324.50
Exercisable at end of year	2,525	6,310.15	3,455	6,228.50

Schedule of expenses recognized in profit or loss

Year Ended December 31,
2024	2023	2022
U.S. dollars in thousands
665	1,647	5,675